Trade accounts and other receivables from unrelated parties (Tables)	12 Months Ended
Dec. 31, 2024
Trade accounts and other receivables from unrelated parties
Summary of trade accounts and other receivables from unrelated parties

Trade accounts and other receivables from unrelated parties
in € THOUS
	December 31,		December 31,
	2024		2023
		thereof credit-		thereof credit-
		impaired (1)		impaired (1)
Trade accounts and other receivables, gross	3,573,550	371,862	3,733,067	439,379
thereof finance lease receivables	68,460	—	69,291	—
less expected credit losses	(206,439)	(139,170)	(261,854)	(179,636)
Trade accounts and other receivables	3,367,111	232,692	3,471,213	259,743
(1)	Trade accounts receivable balances are credit-impaired when one or more events have occurred that have a detrimental impact on the estimated future cash flows of the receivable balance (e.g. overdue by more than one year, etc.).

Development of expected credit losses for doubtful accounts from unrelated parties and aging analysis

The following table shows the development of expected credit losses in the fiscal years 2024, 2023 and 2022:

Development of expected credit losses for doubtful accounts from unrelated parties in THOUS €
	2024	2023	2022

Expected credit losses as of January 1	261,854	168,681	163,929
Change in valuation allowances as recorded in the consolidated statements of income	18,968	112,242	42,470
Write-offs and recoveries of amounts previously written-off	(37,622)	(11,617)	(36,180)
Changes in consolidation group	(23,030)	(872)	—
Reclassifications (1)	(13,264)	(924)	—
Foreign currency translation	(467)	(5,656)	(1,538)
Expected credit losses as of December 31	206,439	261,854	168,681
(1)	Includes expected credit losses related to trade accounts and other receivables from unrelated parties which have been reclassified as assets held for sale.

The following tables show the aging analysis of trade accounts and other receivables from unrelated parties and expected credit losses as of December 31, 2024 and as of December 31, 2023:

Aging analysis of trade accounts and other receivables from unrelated parties 2024 in € THOUS

		up to 3	3 to 6	6 to 12	more than
	not	months	months	months	12 months
	overdue	overdue	overdue	overdue	overdue	Total

Trade accounts and other receivables	2,147,823	733,582	201,243	250,406	240,496	3,573,550
less expected credit losses	(34,555)	(5,187)	(8,763)	(25,273)	(132,661)	(206,439)
Trade accounts and other receivables, net	2,113,268	728,395	192,480	225,133	107,835	3,367,111

Aging analysis of trade accounts and other receivables from unrelated parties 2023 in € THOUS

		up to 3	3 to 6	6 to 12	more than
	not	months	months	months	12 months
	overdue	overdue	overdue	overdue	overdue	Total

Trade accounts and other receivables	2,116,259	775,684	251,580	265,946	323,598	3,733,067
less expected credit losses	(35,706)	(10,738)	(19,049)	(9,006)	(187,355)	(261,854)
Trade accounts and other receivables, net	2,080,553	764,946	232,531	256,940	136,243	3,471,213

Schedule of reconciliation of insurance and reinsurance contracts receivables and liabilities

Reinsurance contract receivables and liabilities
in € THOUS
	2024			2023
	Present value of	Risk adjustment for		Present value of	Risk adjustment for
	future cash flows	non-financial risk	Total	future cash flows	non-financial risk	Total
Reinsurance contract receivables (liabilities) as at January 1,	53,137	(931)	52,206	23,925	(1,801)	22,124
Incurred claims and other directly attributable expenses	(245,035)	278	(244,757)	(166,161)	825	(165,336)
Changes that relate to past service – changes in the fulfillment cash-flows relating to LIC(1)	(58,654)	—	(58,654)	1,544	—	1,544
Claims and other directly attributable expenses paid	(562,067)	—	(562,067)	(387,949)	—	(387,949)
Premium revenue	802,597	—	802,597	583,269	—	583,269
Foreign currency translation and other changes	735	(48)	687	(1,491)	45	(1,446)
Reinsurance contract receivables (liabilities) as at December 31,	(9,287)	(701)	(9,988)	53,137	(931)	52,206
(1)	Changes that relate to past service include premium revenue, or a reduction in premium revenue, for past performance years of €(14,916) and €9,038 as of December 31, 2024 and 2023, respectively.

Insurance contract receivables and liabilities
in € THOUS	2024			2023
	Present value of	Risk adjustment for		Present value of	Risk adjustment for
	future cash flows	non-financial risk	Total	future cash flows	non-financial risk	Total
Insurance contract receivables (liabilities) as at January 1,	27,389	(553)	26,836	20,669	(254)	20,415
Incurred claims and other directly attributable expenses	(242,885)	—	(242,885)	(208,884)	(314)	(209,198)
Changes that relate to past service – changes in the fulfillment cash-flows relating to LIC(1)	(16,108)	—	(16,108)	(2,666)	—	(2,666)
Claims and other directly attributable expenses paid	(604,843)	—	(604,843)	(423,377)	—	(423,377)
Premium revenue	828,437	—	828,437	642,529	—	642,529
Foreign currency translation and other changes	259	(35)	224	(882)	15	(867)
Insurance contract receivables (liabilities) as at December 31,	(7,751)	(588)	(8,339)	27,389	(553)	26,836
(1)	Changes that relate to past service include premium revenue, or a reduction in premium revenue, for past performance years of €(2,095) and €(7,696) as of December 31, 2024 and 2023, respectively.